Document and Entity Information	Mar. 03, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001644440
Document Type	8-K
Document Period End Date	Mar. 03, 2022
Entity Registrant Name	GCP Applied Technologies Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37533
Entity Tax Identification Number	47-3936076
Entity Address, Address Line One	2325 Lakeview Parkway
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30009
City Area Code	(617)
Local Phone Number	-876-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	GCP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false